UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04700
The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc. First Quarter Report March 31, 2010	Mario J. Gabelli, CFA
To Our Shareholders,
     The Gabelli Equity Trust’s (the “Fund”) net asset value (“NAV”) total return was 8.6% during the first quarter of 2010, compared with increases of 5.4%, 4.8%, and 5.7% for the Standard & Poor’s (“S&P”) 500 Index, the Dow Jones Industrial Average, and the Nasdaq Composite Index, respectively. The total return for the Fund’s publicly traded shares was 0.8% during the first quarter.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

								Since
								Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	8.60%	89.01%	(4.52)%	4.29%	4.16%	8.78%	9.18%	10.19%
Investment Total Return (c)	0.79	86.27	(8.13)	1.21	3.44	7.90	8.54	9.45
S&P 500 Index	5.39	49.73	(4.16)	1.92	(0.65)	7.75	8.65	9.20 (d)
Dow Jones Industrial Average	4.81	46.87	(1.48)	3.33	2.29	8.98	9.82	10.53 (d)
Nasdaq Composite Index	5.68	56.87	(0.33)	3.70	(6.25)	7.44	8.90	8.10

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES
Quarter Ended March 31, 2010 (Unaudited)

		Ownership at
	Shares/	March 31,
	Units	2010
NET PURCHASES
Common Stocks
Bell Aliant Regional Communications Income Fund (a)	10,000	10,000
Boston Scientific Corp.	50,000	230,000
CBS Corp., Cl. A, Voting	10,000	370,000
Constellation Energy Group Inc.	10,000	80,000
GenCorp Inc.	40,000	330,000
Gray Television Inc.	5,000	40,000
Hellenic Telecommunications Organization SA	1,000	31,000
Hellenic Telecommunications Organization SA, ADR	500	9,000
Koninklijke Philips Electronics NV (b)	35,000	35,000
Kraft Foods Inc., Cl. A (c)	82,278	182,278
Madison Square Garden Inc., Cl. A (d)	362,500	362,500
Mead Johnson Nutrition Co. Cl. A	48,600	58,600
MEMC Electronic Materials Inc.	13,000	18,000
Monster Worldwide Inc.	10,000	60,000
PepsiCo Inc. (e)	127,692	227,692
Sulzer AG	2,000	21,000
The New Germany Fund Inc. (f)	957	70,957
The St. Joe Co.	25,000	170,000
Tootsie Roll Industries Inc. (g)	3,770	129,430
Watson Pharmaceuticals Inc.	2,000	8,000

NET SALES
Common Stocks
America Movil SAB de CV, Cl. L, ADR	(4,000)	90,000
American Express Co.	(2,000)	534,000
American International Group Inc.	(4,000)	—
AOL Inc.	(1)	50,000
Archer-Daniels-Midland Co.	(5,000)	285,000
Avon Products Inc.	(2,000)	68,000
Bell Aliant Regional Communications Income Fund (a)	(15,000)	—
BPW Acquisition Corp.	(105,000)	175,000
BT Group plc	(450,000)	1,150,000
Cadbury plc, ADR (c)	(120,000)	—
Cephalon Inc.	(2,000)	3,000
Comcast Corp., Cl. A, Special	(5,000)	105,000
ConocoPhillips	(34,000)	266,000
Cooper Industries plc	(5,000)	205,000
Corning Inc.	(2,000)	468,000
Dean Foods Co.	(5,000)	185,000
DIRECTV, Cl. A	(30,000)	730,000
DTE Energy Co.	(10,000)	—
Duke Energy Corp.	(15,000)	165,000
Eastman Kodak Co.	(20,000)	180,000
El Paso Corp.	(20,000)	280,000
Flowserve Corp.	(7,500)	126,500
Fomento Economico Mexicano SAB de CV, ADR	(1,000)	92,000
General Electric Co.	(10,000)	190,000
Gray Television Inc., Cl. A	(9,000)	7,000
Great Plains Energy Inc.	(5,000)	50,000
Grupo Bimbo SAB de CV, Cl. A	(10,000)	720,000
H.J. Heinz Co.	(5,000)	90,000
Halliburton Co.	(10,000)	210,000
Il Sole 24 Ore	(32,000)	1,598,587
Independent News & Media plc	(100,000)	248,266
Interactive Brokers Group Inc., Cl. A	(1,000)	29,000
Ivanhoe Mines Ltd.	(1,000)	74,000
Liberty Media Corp. — Interactive, Cl. A	(2,000)	198,000
Liberty Media Corp. — Starz, Cl. A	(9,500)	30,000
Lockheed Martin Corp.	(1,500)	4,500
Macy’s Inc.	(5,000)	395,000
Marsh & McLennan Companies Inc.	(12,000)	220,000
Modine Manufacturing Co.	(10,000)	330,000
Moody’s Corp.	(2,000)	38,000
O’Reilly Automotive Inc.	(2,000)	128,000
PepsiAmericas Inc. (e)	(522,000)	—
PetroChina Co. Ltd., ADR	(500)	1,000
Rollins Inc.	(15,000)	1,020,000
Rolls-Royce Group plc, Cl. C (h)	(72,000,000)	—
Rovi Corp.	(17,000)	4,000
Royal Philips Electronics NV (b)	(35,000)	—
Sensient Technologies Corp.	(10,000)	250,000
Swedish Match AB	(10,000)	965,000
The E.W. Scripps Co., Cl. A	(3,000)	27,000
Tyco International Ltd.	(2,000)	188,000
Tyson Foods Inc., Cl. A	(5,000)	135,000
Verizon Communications Inc.	(2,000)	148,000
Wells Fargo & Co.	(9,910)	290,000
Yahoo! Inc.	(10,000)	170,000

Warrants
BPW Acquisition Corp., expire 02/26/14	(10,000)	300,000

(a)	Reclassification — 1 share of Bell Aliant Regional Communications Income Fund (07786J202) for every 1 share of Bell Aliant Regional Communications Income Fund (B182KK4) held. 5,000 shares were sold during the period ended March 31, 2010.

(b)	Name change from Royal Philips Electronics NV.

(c)	Exchange — $29.57971 cash plus 0.810656 shares of Kraft Foods Inc. for every 1 share of Cadbury plc ADR held. 15,001 shares of Kraft Food Inc., Class A were sold prior to the exchange of shares.

(d)	Spin-off — 1 share of Madison Square Garden Inc. Cl. A for every 4 shares of Cablevision Systems Cl. A held.

(e)	Exchange — $13.77115 cash or 0.2595378 shares of PepsiCo Inc. for every 1 share of PepsiAmericas Inc. held. 30,000 shares of PepsiAmericas Inc. were sold prior to the exchange of shares.

(f)	Stock Dividend — 0.01368376 shares for every 1 share held.

(g)	Stock Dividend — 0.03 shares for every 1 share held.

(h)	Tender Offer — £0.001 for every 1 share held.
See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.4%
	Food and Beverage — 10.8%
32,000	Brown-Forman Corp., Cl. A	$2,009,600
6,250	Brown-Forman Corp., Cl. B	371,563
70,000	Campbell Soup Co.	2,474,500
50,000	China Mengniu Dairy Co. Ltd.†	155,842
15,000	Coca-Cola Enterprises Inc.	414,900
100,000	Constellation Brands Inc., Cl. A†	1,644,000
45,000	Corn Products International Inc.	1,559,700
225,000	Danone	13,553,851
300,000	Davide Campari — Milano SpA	3,207,137
185,000	Dean Foods Co.†	2,902,650
60,000	Del Monte Foods Co.	876,000
203,000	Diageo plc, ADR	13,692,350
120,000	Dr. Pepper Snapple Group Inc.	4,220,400
70,000	Flowers Foods Inc.	1,731,800
92,000	Fomento Economico Mexicano SAB de CV, ADR	4,372,760
25,000	General Mills Inc.	1,769,750
720,000	Grupo Bimbo SAB de CV, Cl. A	6,429,117
90,000	H.J. Heinz Co.	4,104,900
36,000	Heineken NV	1,850,131
150,000	ITO EN Ltd.	2,321,639
45,000	ITO EN Ltd., Preference	485,667
14,000	Kellogg Co.	748,020
66,000	Kerry Group plc, Cl. A	2,046,733
182,278	Kraft Foods Inc., Cl. A	5,512,087
11,500	LVMH Moet Hennessy Louis Vuitton SA	1,344,188
1,000	MEIJI Holdings Co. Ltd.	38,828
70,000	Morinaga Milk Industry Co. Ltd.	275,537
25,000	Nestlé SA	1,280,349
227,692	PepsiCo Inc.	15,064,103
50,000	Pernod-Ricard SA	4,245,793
64,000	Ralcorp Holdings Inc.†	4,337,920
36,000	Remy Cointreau SA	1,859,856
450,000	Sara Lee Corp.	6,268,500
75,000	The Coca-Cola Co.	4,125,000
20,000	The Hain Celestial Group Inc.†	347,000
68,000	The Hershey Co.	2,911,080
2,000	The J.M. Smucker Co.	120,520
129,430	Tootsie Roll Industries Inc.	3,498,487
135,000	Tyson Foods Inc., Cl. A	2,585,250
380,000	YAKULT HONSHA Co. Ltd.	10,250,936

		137,008,444

	Financial Services — 9.0%
534,000	American Express Co.	22,032,840
5,000	Ameriprise Financial Inc.	226,800
19,452	Argo Group International Holdings Ltd.	633,941
95,000	Artio Global Investors Inc.	2,350,300
88,000	Banco Santander SA, ADR	1,167,760
134	Berkshire Hathaway Inc., Cl. A†	16,321,200
10,000	Calamos Asset Management Inc., Cl. A	143,400
240,000	Citigroup Inc.†	972,000
138,600	Commerzbank AG, ADR†	1,185,030
144,000	Deutsche Bank AG	11,069,280
20,000	Fortress Investment Group LLC, Cl. A†	79,800
22,000	H&R Block Inc.	391,600
29,000	Interactive Brokers Group Inc., Cl. A†	468,350
210,000	Janus Capital Group Inc.	3,000,900
70,088	JPMorgan Chase & Co.	3,136,438
30,000	Kinnevik Investment AB, Cl. A	585,824
230,000	Legg Mason Inc.	6,594,100
130,000	Leucadia National Corp.†	3,225,300
5,000	Loews Corp.	186,400
220,000	Marsh & McLennan Companies Inc.	5,372,400
38,000	Moody’s Corp.	1,130,500
22,000	Och-Ziff Capital Management Group LLC, Cl. A	352,000
120,000	State Street Corp.	5,416,800
20,000	SunTrust Banks Inc.	535,800
150,000	T. Rowe Price Group Inc.	8,239,500
5,000	The Allstate Corp.	161,550
160,038	The Bank of New York Mellon Corp.	4,941,973
10,000	The Blackstone Group LP	140,000
43,000	The Charles Schwab Corp.	803,670
15,000	The Dun & Bradstreet Corp.	1,116,300
115,000	The Phoenix Companies Inc.†	278,300
90,000	Waddell & Reed Financial Inc., Cl. A	3,243,600
290,000	Wells Fargo & Co.	9,024,800

		114,528,456

	Cable and Satellite — 8.2%
1,450,000	Cablevision Systems Corp., Cl. A	35,003,000
105,000	Comcast Corp., Cl. A, Special	1,886,850
730,000	DIRECTV, Cl. A†	24,681,300
100,000	DISH Network Corp., Cl. A	2,082,000
30,740	EchoStar Corp., Cl. A†	623,407
176,770	Liberty Global Inc., Cl. A†	5,154,613
139,001	Liberty Global Inc., Cl. C†	4,015,739
495,690	Rogers Communications Inc., Cl. B, New York	16,917,900
19,310	Rogers Communications Inc., Cl. B, Toronto	659,542
See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
120,000	Scripps Networks Interactive Inc., Cl. A	$5,322,000
160,000	Shaw Communications Inc., Cl. B, New York	3,179,200
40,000	Shaw Communications Inc., Cl. B, Toronto	792,005
80,000	Time Warner Cable Inc.	4,264,800

		104,582,356

	Energy and Utilities — 7.3%
3,500	AGL Resources Inc.	135,275
68,000	Allegheny Energy Inc.	1,564,000
70,000	Apache Corp.	7,105,000
235,000	BP plc, ADR	13,411,450
61,000	CH Energy Group Inc.	2,491,240
60,000	CMS Energy Corp.	927,600
266,000	ConocoPhillips	13,611,220
80,000	Constellation Energy Group Inc.	2,808,800
2,800	Diamond Offshore Drilling Inc.	248,668
60,000	DPL Inc.	1,631,400
165,000	Duke Energy Corp.	2,692,800
280,000	El Paso Corp.	3,035,200
265,000	El Paso Electric Co.†	5,459,000
75,000	Exxon Mobil Corp.	5,023,500
23,000	FPL Group Inc.	1,111,590
50,000	Great Plains Energy Inc.	928,500
210,000	Halliburton Co.	6,327,300
20,000	Marathon Oil Corp.	632,800
10,000	Mirant Corp.†	108,600
140,000	Mirant Corp., Escrow† (a)	0
2,000	Niko Resources Ltd., New York	213,322
1,000	Niko Resources Ltd., Toronto	106,661
10,000	NiSource Inc.	158,000
190,000	Northeast Utilities	5,251,600
19,000	Oceaneering International Inc.†	1,206,310
1,000	PetroChina Co. Ltd., ADR	117,220
3,500	Petroleo Brasileiro SA, ADR	155,715
100,000	Progress Energy Inc., CVO†	15,000
193,000	Rowan Companies Inc.†	5,618,230
5,000	SJW Corp.	127,100
20,000	Southwest Gas Corp.	598,400
130,000	Spectra Energy Corp.	2,928,900
60,000	The AES Corp.†	660,000
10,000	Transocean Ltd.†	863,800
265,000	Westar Energy Inc.	5,909,500

		93,183,701

	Diversified Industrial — 6.9%
3,000	Acuity Brands Inc.	126,630
158,000	Ampco-Pittsburgh Corp.	3,921,560
158,000	Baldor Electric Co.	5,909,200
205,000	Cooper Industries plc	9,827,700
250,000	Crane Co.	8,875,000
190,000	General Electric Co.	3,458,000
188,000	Greif Inc., Cl. A	10,324,960
18,000	Greif Inc., Cl. B	932,940
420,000	Honeywell International Inc.	19,013,400
250,000	ITT Corp.	13,402,500
5,000	Jardine Strategic Holdings Ltd.	96,200
30,000	Material Sciences Corp.†	61,800
98,000	Park-Ohio Holdings Corp.†	861,420
1,000	Pentair Inc.	35,620
21,000	Sulzer AG	2,041,445
70,000	Trinity Industries Inc.	1,397,200
188,000	Tyco International Ltd.	7,191,000

		87,476,575

	Equipment and Supplies — 5.4%
248,000	AMETEK Inc.	10,282,080
4,000	Amphenol Corp., Cl. A	168,760
94,000	CIRCOR International Inc.	3,121,740
192,000	Donaldson Co. Inc.	8,663,040
50,000	Fedders Corp.† (a)	0
126,500	Flowserve Corp.	13,949,155
23,000	Franklin Electric Co. Inc.	689,770
90,000	Gerber Scientific Inc.†	558,900
85,000	GrafTech International Ltd.†	1,161,950
307,000	IDEX Corp.	10,161,700
40,000	Ingersoll-Rand plc	1,394,800
102,000	Lufkin Industries Inc.	8,073,300
11,000	Mueller Industries Inc.	294,690
2,000	Sealed Air Corp.	42,160
70,000	Tenaris SA, ADR	3,005,800
4,000	The Manitowoc Co. Inc.	52,000
90,000	The Weir Group plc	1,276,974
190,000	Watts Water Technologies Inc., Cl. A	5,901,400

		68,798,219

	Entertainment — 5.3%
32,000	Canal+ Groupe	253,751
2,002	Chestnut Hill Ventures† (a)	67,527
132,000	Discovery Communications Inc., Cl. A†	4,460,280
132,000	Discovery Communications Inc., Cl. C†	3,882,120
3,000	DreamWorks Animation SKG Inc., Cl. A†	118,170
See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
690,000	Grupo Televisa SA, ADR	$14,503,800
30,000	Liberty Media Corp. — Starz, Cl. A†	1,640,400
362,500	Madison Square Garden Inc., Cl. A†	7,877,125
10,000	Regal Entertainment Group, Cl. A	175,700
10,000	The Walt Disney Co.	349,100
300,000	Time Warner Inc.	9,381,000
110,000	Tokyo Broadcasting System Holdings Inc.	1,666,061
125,000	Universal Entertainment Corp.	1,818,376
300,000	Viacom Inc., Cl. A†	11,004,000
400,000	Vivendi	10,705,313

		67,902,723

	Telecommunications — 5.1%
65,000	BCE Inc.	1,907,750
10,000	Bell Aliant Regional Communications Income Fund	250,185
45,480	Brasil Telecom SA, ADR†	868,213
25,801	Brasil Telecom SA, Cl. C, ADR†	218,534
1,150,000	BT Group plc	2,162,206
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	34,816
835,000	Cincinnati Bell Inc.†	2,847,350
160,000	Deutsche Telekom AG, ADR	2,160,000
5,000	Fastweb SpA†	93,533
5,000	France Telecom SA, ADR	120,150
31,000	Hellenic Telecommunications Organization SA	384,789
9,000	Hellenic Telecommunications Organization SA, ADR	56,520
95,000	Koninklijke KPN NV	1,505,105
320,000	Qwest Communications International Inc.	1,670,400
1,200,000	Sprint Nextel Corp.†	4,560,000
184,000	Tele Norte Leste Participacoes SA, ADR	3,249,440
38,000	Telecom Argentina SA, ADR†	712,120
900,000	Telecom Italia SpA	1,295,821
203,000	Telefonica SA, ADR	14,433,300
52,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	811,200
265,000	Telephone & Data Systems Inc.	8,970,250
360,000	Telephone & Data Systems Inc., Special	10,742,400
60,000	Telmex Internacional SAB de CV, ADR	1,156,800
15,000	TELUS Corp.	558,263
148,000	Verizon Communications Inc.	4,590,960
5,169	Windstream Corp.	56,290

		65,416,395

	Consumer Products — 4.3%
68,000	Avon Products Inc.	2,303,160
17,000	Christian Dior SA	1,813,474
12,000	Church & Dwight Co. Inc.	803,400
12,000	Clorox Co.	769,680
180,000	Eastman Kodak Co.†	1,042,200
105,000	Energizer Holdings Inc.†	6,589,800
120,000	Fortune Brands Inc.	5,821,200
2,266	Givaudan SA	1,987,908
60,000	Hanesbrands Inc.†	1,669,200
30,000	Harley-Davidson Inc.	842,100
4,000	Jarden Corp.	133,160
8,000	Mattel Inc.	181,920
13,500	National Presto Industries Inc.	1,605,285
10,000	Oil-Dri Corp. of America	193,300
78,000	Pactiv Corp.†	1,964,040
56,000	Reckitt Benckiser Group plc	3,073,721
33,000	Svenska Cellulosa AB, Cl. B	465,252
965,000	Swedish Match AB	23,067,197

		54,325,997

	Health Care — 3.6%
12,000	Abbott Laboratories	632,160
14,046	Allergan Inc.	917,485
38,000	Amgen Inc.†	2,270,880
20,000	Baxter International Inc.	1,164,000
3,000	Becton, Dickinson and Co.	236,190
35,000	Biogen Idec Inc.†	2,007,600
230,000	Boston Scientific Corp.†	1,660,600
85,000	Bristol-Myers Squibb Co.	2,269,500
3,000	Cephalon Inc.†	203,340
25,000	Covidien plc	1,257,000
4,000	GlaxoSmithKline plc, ADR	154,080
30,000	Henry Schein Inc.†	1,767,000
16,000	Hospira Inc.†	906,400
55,000	Johnson & Johnson	3,586,000
80,000	Life Technologies Corp.†	4,181,600
58,600	Mead Johnson Nutrition Co.	3,048,958
110,000	Merck & Co. Inc.	4,108,500
10,000	Nobel Biocare Holding AG	267,451
98,000	Novartis AG, ADR	5,301,800
100,000	SSL International plc	1,233,725
100,000	UnitedHealth Group Inc.	3,267,000
8,000	Watson Pharmaceuticals Inc.†	334,160
65,000	William Demant Holding A/S†	4,599,223
7,000	Zimmer Holdings Inc.†	414,400

		45,789,052

	Automotive: Parts and Accessories — 3.4%
86,000	BorgWarner Inc.†	3,283,480
173,000	CLARCOR Inc.	5,966,770
See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Automotive: Parts and Accessories (Continued)
215,000	Dana Holding Corp.†	$2,554,200
275,000	Genuine Parts Co.	11,616,000
198,000	Johnson Controls Inc.	6,532,020
135,000	Midas Inc.†	1,522,800
330,000	Modine Manufacturing Co.†	3,709,200
128,000	O’Reilly Automotive Inc.†	5,338,880
175,000	Standard Motor Products Inc.†	1,736,000
42,000	Superior Industries International Inc.	675,360

		42,934,710

	Publishing — 2.8%
10,000	Idearc Inc.† (a)	33
1,598,587	Il Sole 24 Ore	3,713,728
248,266	Independent News & Media plc†	38,562
200,000	Media General Inc., Cl. A†	1,658,000
120,000	Meredith Corp.	4,129,200
1,380,000	News Corp., Cl. A	19,885,800
20,000	News Corp., Cl. B	340,200
332	Seat Pagine Gialle SpA†	78
27,000	The E.W. Scripps Co., Cl. A†	228,150
170,000	The McGraw-Hill Companies Inc.	6,060,500

		36,054,251

	Business Services — 2.3%
6,000	ACCO Brands Corp.†	45,960
18,000	Ascent Media Corp., Cl. A†	490,500
175,000	BPW Acquisition Corp.†	2,178,750
120,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,273,200
180,000	Contax Participacoes SA, ADR	482,400
100,000	Diebold Inc.	3,176,000
200,000	G4S plc	793,651
1,000	Hertz Global Holdings Inc.†	9,990
12,000	Jardine Matheson Holdings Ltd.	399,600
92,000	Landauer Inc.	6,000,240
40,500	MasterCard Inc., Cl. A	10,287,000
60,000	Monster Worldwide Inc.†	996,600
340,000	The Interpublic Group of Companies Inc.†	2,828,800
8,000	Visa Inc., Cl. A	728,240

		29,690,931

	Retail — 2.3%
100,000	AutoNation Inc.†	1,808,000
500	AutoZone Inc.†	86,545
40,000	Coldwater Creek Inc.†	277,600
50,000	Costco Wholesale Corp.	2,985,500
115,000	CVS Caremark Corp.	4,204,400
10,108	Denny’s Corp.†	38,815
29,000	HSN Inc.†	853,760
395,000	Macy’s Inc.	8,599,150
50,000	Sally Beauty Holdings Inc.†	446,000
40,000	SUPERVALU Inc.	667,200
210,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,610,700
50,000	Wal-Mart Stores Inc.	2,780,000
90,000	Walgreen Co.	3,338,100
32,000	Whole Foods Market Inc.†	1,156,800

		28,852,570

	Machinery — 2.2%
20,000	Caterpillar Inc.	1,257,000
20,000	CNH Global NV†	615,000
435,000	Deere & Co.	25,865,100

		27,737,100

	Consumer Services — 2.2%
100,000	IAC/InterActiveCorp.†	2,274,000
198,000	Liberty Media Corp. — Interactive, Cl. A†	3,031,380
1,020,000	Rollins Inc.	22,113,600

		27,418,980

	Aviation: Parts and Services — 2.1%
350,000	Curtiss-Wright Corp.	12,180,000
330,000	GenCorp Inc.†	1,900,800
104,000	Precision Castparts Corp.	13,177,840

		27,258,640

	Aerospace — 2.0%
630,000	BBA Aviation plc	1,861,377
30,899	Kaman Corp.	772,784
4,500	Lockheed Martin Corp.	374,490
50,000	Northrop Grumman Corp.	3,278,500
1,200,000	Rolls-Royce Group plc†	10,844,034
110,000	The Boeing Co.	7,987,100

		25,118,285

	Specialty Chemicals — 1.8%
13,000	Ashland Inc.	686,010
30,000	E.I. du Pont de Nemours and Co.	1,117,200
550,000	Ferro Corp.†	4,834,500
4,000	FMC Corp.	242,160
45,000	H.B. Fuller Co.	1,044,450
70,000	International Flavors & Fragrances Inc.	3,336,900
280,000	Omnova Solutions Inc.†	2,198,000
250,000	Sensient Technologies Corp.	7,265,000
100,000	Zep Inc.	2,188,000

		22,912,220

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.8%
5,230	Accor SA	$289,339
200,000	Gaylord Entertainment Co.†	5,858,000
40,000	Interval Leisure Group Inc.†	582,400
1,550,087	Ladbrokes plc	3,740,081
90,000	Las Vegas Sands Corp.†	1,903,500
3,900,000	Mandarin Oriental International Ltd.	5,460,000
110,000	MGM Mirage†	1,320,000
42,000	Orient-Express Hotels Ltd., Cl. A†	595,560
100,000	Pinnacle Entertainment Inc.†	974,000
34,000	Starwood Hotels & Resorts Worldwide Inc.	1,585,760
200,000	The Hongkong & Shanghai Hotels Ltd.	309,109
2,000	Wynn Resorts Ltd.	151,660

		22,769,409

	Communications Equipment — 1.6%
468,000	Corning Inc.	9,458,280
80,000	Motorola Inc.†	561,600
250,000	Thomas & Betts Corp.†	9,810,000

		19,829,880

	Electronics — 1.2%
6,000	Advanced Micro Devices Inc.†	55,620
16,000	Bel Fuse Inc., Cl. A	296,320
5,000	Hitachi Ltd., ADR†	185,950
180,000	Intel Corp.	4,006,800
35,000	Koninklijke Philips Electronics NV	1,120,700
75,000	LSI Corp.†	459,000
18,000	MEMC Electronic Materials Inc.†	275,940
20,000	Molex Inc., Cl. A	353,000
4,000	Rovi Corp.†	148,520
275,000	Texas Instruments Inc.	6,729,250
62,000	Tyco Electronics Ltd.	1,703,760

		15,334,860

	Wireless Communications — 1.2%
90,000	America Movil SAB de CV, Cl. L, ADR	4,530,600
14,000	Clearwire Corp., Cl. A†	100,100
1,700	NTT DoCoMo Inc.	2,589,368
32,165	Tim Participacoes SA, ADR	892,900
115,400	United States Cellular Corp.†	4,775,252
56,938	Vivo Participacoes SA, ADR	1,543,589
36,000	Vodafone Group plc, ADR	838,440

		15,270,249

	Metals and Mining — 1.2%
15,000	Agnico-Eagle Mines Ltd.	835,050
70,000	Alcoa Inc.	996,800
88,000	Barrick Gold Corp.	3,373,920
4,000	Freeport-McMoRan Copper & Gold Inc.	334,160
74,000	Ivanhoe Mines Ltd.†	1,288,340
52,000	New Hope Corp. Ltd.	246,701
155,000	Newmont Mining Corp.	7,894,150

		14,969,121

	Agriculture — 0.9%
285,000	Archer-Daniels-Midland Co.	8,236,500
31,000	Monsanto Co.	2,214,020
15,000	Syngenta AG, ADR	832,650
10,000	The Mosaic Co.	607,700

		11,890,870

	Automotive — 0.8%
125,000	Navistar International Corp.†	5,591,250
96,750	PACCAR Inc.	4,193,145

		9,784,395

	Broadcasting — 0.7%
370,000	CBS Corp., Cl. A, Voting	5,157,800
2,000	Cogeco Inc.	66,263
25,334	Corus Entertainment Inc., Cl. B, New York	495,026
6,666	Corus Entertainment Inc., Cl. B, Toronto	130,281
40,000	Gray Television Inc.†	92,000
7,000	Gray Television Inc., Cl. A†	17,150
77,000	Liberty Media Corp. — Capital, Cl. A†	2,800,490
45,000	LIN TV Corp., Cl. A†	258,750
100,000	Television Broadcasts Ltd.	484,271

		9,502,031

	Environmental Services — 0.7%
97,000	Republic Services Inc.	2,814,940
190,000	Waste Management Inc.	6,541,700

		9,356,640

	Computer Software and Services — 0.6%
8,000	Alibaba.com Ltd.	16,094
50,000	AOL Inc.†	1,264,000
10,000	Check Point Software Technologies Ltd.†	350,600
100,000	NCR Corp.†	1,380,000
40,000	Rockwell Automation Inc.	2,254,400
25,256	Telecom Italia Media SpA†	2,657
170,000	Yahoo! Inc.†	2,810,100

		8,077,851

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Real Estate — 0.6%
2,000	Brookfield Asset Management Inc., Cl. A	$50,840
55,500	Griffin Land & Nurseries Inc.	1,612,275
170,000	The St. Joe Co.†	5,499,500

		7,162,615

	Transportation — 0.5%
200,000	AMR Corp.†	1,822,000
165,000	GATX Corp.	4,727,250
3,000	Grupo TMM SA, Cl. A, ADR†	8,940

		6,558,190

	Closed-End Funds — 0.4%
31,500	Royce Value Trust Inc.†	372,960
104,000	The Central Europe and Russia Fund Inc.	3,724,240
70,957	The New Germany Fund Inc.	896,187

		4,993,387

	Manufactured Housing and Recreational Vehicles — 0.1%
7,000	Martin Marietta Materials Inc.	584,850
10,000	Nobility Homes Inc.†	97,900
33,000	Skyline Corp.	613,800

		1,296,550

	Real Estate Investment Trusts — 0.1%
2,000	Camden Property Trust	83,260
24,984	Rayonier Inc.	1,135,023

		1,218,283

	TOTAL COMMON STOCKS	1,265,003,936

	CONVERTIBLE PREFERRED STOCKS —0.1%
	Telecommunications — 0.1%
23,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	898,150

	RIGHTS — 0.0%
	Wireless Communications — 0.0%
14,000	Clearwire Corp., expire 06/21/10†	2,590

	WARRANTS — 0.0%
	Business Services — 0.0%
300,000	BPW Acquisition Corp., expire 02/26/14†	507,000

		507,000

	Energy and Utilities — 0.0%
12,183	Mirant Corp., Ser. A, expire 01/03/11†	1,218

	TOTAL WARRANTS	508,218

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	Retail — 0.2%
$3,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	3,196,875

	Diversified Industrial — 0.2%
2,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (c)	2,170,000

	TOTAL CONVERTIBLE CORPORATE BONDS	5,366,875

	CORPORATE BONDS — 0.0%
	Consumer Products — 0.0%
1,000,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/10† (a)	0

	U.S. GOVERNMENT OBLIGATIONS — 0.1%
648,000	U.S. Treasury Bills, 0.086% to 0.213%††, 05/13/10 to 09/09/10	647,651

TOTAL INVESTMENTS — 100.0% (Cost $1,026,499,575)		$1,272,427,420

	Aggregate book cost	$1,026,499,575

	Gross unrealized appreciation	$378,099,631
	Gross unrealized depreciation	(132,171,786)

	Net unrealized appreciation/depreciation	$245,927,845

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $67,560 or 0.01% of total investments.

(b)	At March 31, 2010, the Fund held an investment in a restricted security amounting to $34,816 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

				03/31/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0049

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of the Rule 144A security amounted to $2,170,000 or 0.17% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	79.0%	$1,005,072,349
Europe	15.7	199,237,226
Latin America	3.2	41,356,289
Japan	1.5	19,632,361
Asia/Pacific	0.6	7,129,195

Total Investments	100.0%	$1,272,427,420

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$93,183,701	—	$0	$93,183,701
Equipment and Supplies	68,798,219	—	0	68,798,219
Entertainment	67,835,196	—	67,527	67,902,723
Telecommunications	65,381,579	$34,816	—	65,416,395
Publishing	36,054,218	—	33	36,054,251
Other Industries (a)	933,648,647	—	—	933,648,647

Total Common Stocks	1,264,901,560	34,816	67,560	1,265,003,936

Convertible Preferred Stocks (a)	898,150	—	—	898,150
Rights (a)	2,590	—	—	2,590
Warrants (a)	508,218	—	—	508,218
Convertible Corporate Bonds	—	5,366,875	—	5,366,875
Corporate Bonds	—	—	0	0
U.S. Government Obligations	—	647,651	—	647,651

TOTAL OTHER FINANCIAL INSTRUMENTS	$1,266,310,518	$6,049,342	$67,560	$1,272,427,420

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$86,564	$—	$86,564

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	at 3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$0	$—	$—	$—	$—	$—	$—	$0	$—
Equipment and Supplies	0	—	—	—	—	—	—	0	—
Entertainment	67,527	—	—	—	—	—	—	67,527	—
Publishing	—	—	—	—	—	33	—	33

Total Common Stocks	67,527	—	—	—	—	—	—	67,560	—

Corporate Bonds	0	—	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$67,527	$—	$—	$—	$—	$—	$—	$67,560	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline, during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the quarter ended March 31, 2010, the Fund had no investments in options.
     Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series C Cumulative Preferred Stock and Series E Cumulative Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     During the quarter ended March 31, 2010, the Fund had no investments in interest rate swap agreements.
     The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2010 is as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
One Month LIBOR plus 90
	Market Value	bps plus Market Value
	Appreciation on:	Depreciation on:
$1,538,099 (180,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$86,564

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The Fund’s volume of activity in equity contract for difference swap agreements during the quarter ended March 31, 2010 had an average monthly notional amount of approximately $1,471,114.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized appreciation of derivatives held at March 31, 2010 by primary risk exposure:

Net Unrealized
Asset Derivatives:	Appreciation

Equity Contract	$86,564
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $59,042,461 which are available to reduce future required distributions of net capital gains to shareholders. $5,677,941 of the loss carryforward is available through 2016; and $53,364,520 is available through 2017.

DIRECTORS AND OFFICERS
THE GABELLI EQUITY TRUST INC.
One Corporate Center, Rye, NY 10580-1422

Directors
Mario J. Gabelli, CFA
     Chairman & Chief Executive Officer,
     GAMCO Investors, Inc.
Dr. Thomas E. Bratter
     President & Founder, John Dewey Academy
Anthony J. Colavita
     President,
     Anthony J. Colavita, P.C.
James P. Conn
     Former Managing Director &
     Chief Investment Officer,
     Financial Security Assurance Holdings Ltd.
Frank J. Fahrenkopf, Jr.
     President & Chief Executive Officer,
     American Gaming Association
Arthur V. Ferrara
     Former Chairman & Chief Executive Officer,
     Guardian Life Insurance Company of America
Anthony R. Pustorino
     Certified Public Accountant,
     Professor Emeritus, Pace University
Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
     President
Carter W. Austin
     Vice President
Joseph H. Egan
     Acting Treasurer
Peter D. Goldstein
     Chief Compliance Officer & Acting Secretary
Molly A.F. Marion
     Vice President & Ombudsman
Agnes Mullady*
     Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Willkie Farr & Gallagher LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.875%	6.20%
	Common	Preferred	Preferred
NYSE-Symbol:	GAB	GAB PrD	GAB PrF
Shares Outstanding:	180,862,988	2,363,860	5,850,402

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC. One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com Firts Quarter Report March 31, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer
Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.